Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income for the period	$ 121,191	$ 61,840	$ 60,938
Items that will be reclassified to the income statement:
Currency translation adjustment	(3,378)	(1,863)	(3,031)
Currency translation adjustment - non controlling interests	(88)	(1,911)	(610)
Total comprehensive income	117,725	58,066	57,297
Attributable to:
Owners of the Company	119,098	60,346	55,508
Non-controlling interests	$ (1,373)	$ (2,280)	$ 1,789